Goodwill and Other Intangible Assets (Components of Intangible Assets) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Intangible Assets [Line Items]
Intangible assets	$ 6,056
Accumulated amortization	(681)
Foreign currency translation	(46)
Net book value	5,329	5,585	4,436
Customer Relationships [Member]
Intangible Assets [Line Items]
Intangible assets	2,962
Accumulated amortization	(617)
Foreign currency translation	(28)
Net book value	2,317
Non-Compete Agreement [Member]
Intangible Assets [Line Items]
Intangible assets	95
Accumulated amortization	(64)
Foreign currency translation	(1)
Net book value	30
Trademarks [Member]
Intangible Assets [Line Items]
Intangible assets	2,049
Accumulated amortization
Foreign currency translation	(8)
Net book value	2,041
Technology-Related Industry Accreditations [Member]
Intangible Assets [Line Items]
Intangible assets	950
Accumulated amortization
Foreign currency translation	(9)
Net book value	$ 941